9. STOCKHOLDERS DEFICIT (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Number of warrant issued of HPEV common stock to Richard Schul	200,000
Interest expense to option	$ 174,997
Series A Convertible Preferred Stock [Member]
Preferred shares issued	199
Preferred shares outstanding	199